Business Acquisitions and Disposal	12 Months Ended
Dec. 31, 2025
Business Acquisitions and Disposal [Abstract]
BUSINESS ACQUISITIONS AND DISPOSAL
4.	BUSINESS ACQUISITIONS AND DISPOSAL

(a)	Acquisition of HHE

On October 19, 2021, the Group signed definitive agreements to acquire 51% equity interests in Holu Hou Energy LLC (“HHE”). The total consideration for the acquisition of HHE amounted to $10.0 million in cash as capital contribution, and 73,099 of the Group’s ordinary shares. Of this consideration, $3.25 million cash and 18,275 shares were released at the closing date and the remaining $6.75 million of cash and 54,824 shares will be held in escrow and released as earn-out payments.

The earn-out payment is based on the performance of the acquiree to achieve certain earn-out requirements from July 2022 to January 2024. The fair value of the earn-out payments was measured using a Monte Carlo simulation analysis. As of the acquisition date, the total contingent consideration recognized with the amount of $1,669. The Group and HHE entered into agreement to postpone the original earn-out to be measured in July 2022 to July 2023.

HHE is an innovative solar energy and storage provider for the residential, multi-family residential and commercial building markets. With operations in California, Hawaii, Wisconsin and Shanghai, HHE engineers proprietary storage system and software and control platform solutions. The HHE team is made up of renewable energy industry veterans, engineering and deploying energy storage systems that enable greater energy independence.

After the completion of the acquisition, HHE became a subsidiary of the Group.

During the year ended December 31, 2022, the Group issued additional 416,666 shares to HHE as an additional acquisition cost to compensate the short fall in value of shares and recorded a loss on additional compensation to HHE of $5,950.

During the year ended December 31, 2023, the Group issued additional 1,916,667 shares to HHE to compensate the short fall in value of shares issued to HHE. The fair value of the issued shares of $9,423 was recorded in subscription receivable with a corresponding charge to additional paid in capital during the year ended December 31, 2023.

During the year ended December 31, 2023, the Group recorded $5,400 loss of additional compensation to HHE as the Company signed amendment agreement with HHE and agreed to pay total of $5,400 cash compensation to the former subsidiary. As of December 31, 2023, $2,700 has been paid and the remaining $2,700 was included in other payables.

In March 2024, the Group completed the divestment of all of its interest in Holu Hou Energy LLC (Note 4(b)), adhering to the requirements from the Commission on Foreign Investment in the United States. Further, the Group has agreed with HHE to cancel all the shares issued to HHE included 73,099, 416,666 and 1,916,667 shares issued during the year ended December 31, 2022, 2023 and 2024, respectively.

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

Amount (’000)
$
Net liabilities acquired	$(2,265)
Amortizable intangible assets
Developed Technology	4,492
Goodwill	12,208
Deferred tax liabilities	(1,143)
Noncontrolling interests	(6,513)
Total	$6,779

Total purchase price consisted of:
- cash consideration (paid in fiscal 2021)	3,250
- share-based consideration (18,275 of the Group’s ordinary shares)	1,860
- contingent considerations	1,669
Total	$6,779

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the economy of scale, increase in cross-selling opportunities as well as synergy resulting from the acquisition.

The amortizable intangible assets represent the developed technology acquired as of the acquisition date with the amount of $4,492, it was valued using the multi-period excess earnings approach.

The non-controlling interest with the amount of $6,513 as of the acquisition date was valued using the discounted cashflow method.

The key input and assumptions included internal rate of return of 11.2%, weighted average cost of capital of 12.0% and weighted average return of assets of 12.0%.

Transaction Expenses

Transaction costs directly related to the acquisition of $538 for the year ended December 31, 2021, recorded in share-based compensation expense for the ordinary shares issued to the financial advisors and general and administrative expenses for other related fees.

(b)	Deconsolidation of HHE during the year ended December 31, 2022

In December 2022, the Group received a letter (the “CFIUS Letter”) from the Department of the Treasury on behalf of the Committee on Foreign Investment in the United States (“CFIUS”) stating that the Company is required to negotiate with CFIUS to fully divest its ownership interests and rights in HHE due to HHE’s solar energy storage system and EnergyShare technology for Multi-Dwelling Residential Units being deemed a potential national security risk.

On December 31, 2022, the Group resolved that in order to comply fully with the requirements of the CFIUS Letter which involve multiple steps that the Group must adhere to, including: (i) Entering into a National Security Agreement with various departments of the US government with a plan that is effective, monitorable and verifiable to divest Borqs’ investment interests and rights in HHE; (ii) Selection of a trustee and entering into a Divestment Trust Agreement, and assigning the Group’s interest in HHE to the trustee; and, (iii) Selection of a nationally recognized investment bank as the exclusive agent for the divestment of HHE. Besides, the Group also resolved that as of December 31, 2022, terminate its control of HHE by (i) removal of all of the Group’s representatives from HHE’s Board of Directors, (ii) relinquishment of Class A Membership Unit voting rights, and (iii) reduction of the Group’s ownership of HHE from 51% down to 49% by allowing HHE to increase the total number of Class B membership units for employees of HHE such that the Group’s ownership is proportionally reduced. And the Group resolved to comply fully with the requirements of the CFIUS Letter and terminate its control of HHE on December 31, 2022. By taking above actions, the Group no longer has a controlling interest in HHE and result in deconsolidation of HHE as of December 31, 2022.

On March 16, 2023, the Group and HHE entered into a National Security Agreement (“NSA”) with the Department of Defense and Department of Treasury. The NSA provides that the divestment shall occur within six months unless extended by the U.S. Government. The NSA also contains standstill provisions which provide that the Group shall not acquire any additional ownership interest in HHE, merge with or into HHE, effect any changes to the rights held by the Group, except as necessary to effect its obligations under the NSA, or acquire or take possession of any assets of HHE. Further, upon the completion of the Divestment, the Group shall terminate or irrevocably waive any information, consent, board appointment, board observer, or other governance rights held by the Group, except for any and all rights that are determined by the U.S. Government to be necessary to effect the provisions of the NSA. The NSA outlines the steps to be taken with respect to the Divestment: engaging a nationally recognized investment bank with experience in administering competitive sales and auction processes; assigning and hiring of security and monitoring personnel to directly communicate with the U.S. Government; removing all of Borqs’ administrative and technical influence over HHE; and creating a plan to divest all of Borqs’ investment interests and rights in HHE. Pursuant to the requirement of the NSA, Borqs has assigned its interests in HHE into a Divestment Trust according to a Divestment Trust Agreement (“DTA”) dated March 20, 2023 entered into between Borqs, HHE and a trustee. According to the DTA, when Borqs’ interests in HHE are being placed in a Voting Trust Agreement as a security measure designed to insulate HHE from any foreign control or influence that may arise from Borqs’ ownership of the investment interest. Also, it shall not accept direction from the Group on any matter before the trustee or the Board of Manager of HHE and not to permit the Group to exercise any control or influence over the business or management of HHE

As above, HHE, which identified the innovative clean energy business, a separate segment was deconsolidated on December 31, 2022, and reclassified as held for sale as of December 31, 2021, for the carrying amounts will be recovered principally through a sale and revenues and expenses related to HHE have been reclassified in the accompanying consolidated financial statements as discontinued operations for 2022.

The loss on the deconsolidation of HHE was calculated as below for the year ended December 31, 2022:

Amount
$’000
The fair value of the consideration received	$-
Carrying value of non-controlling interest prior to the deconsolidation	1,926
Less: Net assets of HHE derecognized on deconsolidation	7,317
Loss from deconsolidation	(5,391)
Derecognition of contingent liabilities recognized during the acquisition	1,781
Net loss on deconsolidation	$(3,610)

After the deconsolidation of HHE on December 31, 2022, the Group recorded the investment as equity investments without readily determinable fair value. Based on the valuation of the retained interest in HHE, the fair value of the investment is zero and the Group recognized the impairment loss equal to the difference between the carrying value and fair value. The loss related to the remeasurement of remaining investment in HHE is $5,391.

The fair value of HHE was valued using the market approach and income approach.

The key input and assumptions included long-term growth rate of 2.4%, weighted average cost of capital of 14.0% and risk-free rate of 4.1%.

Subsequent to the year ended December 31, 2023, the Group completed the divestment of all of its interest in HHE as of March 6, 2024, adhering to the requirements from the Commission on Foreign Investment in the United States. On March 01, 2024, the Group cancelled 489,766 shares issued to HHE and 1,916,667 shares issued to HHE held in escrow.

(c)	Disposal of Borqs KK (“BKK”) during the year ended December 31, 2024

In November 2024, the Group ceased operation in Borqs KK (“BKK”) a 60% majority owned subsidiary. Since the date of loss of control BKK was deconsolidated from the Group’s financial statements. A gain of $4 was recognized during the year ended December 31, 2024.

(d)	Disposal of Targeted Business during the year ended December 31, 2025

On November 11, 2024, the Company announced that Sasken Technologies Limited (“Sasken”), a leading global product engineering and digital transformation services company based in India, signed a Letter of Intent with the Group to acquire the Group’s certain hardware and software services business. On April 8, 2025, the Group signed a Share Purchase Agreement (“SPA”) with Sasken Design Solutions Pte. Ltd, a wholly owned subsidiary of Sasken. The SPA provided for Sasken’s acquisition of the Group’s core business through the purchase of BORQS International Holding Corp, the Group’s wholly owned subsidiary. The business including Borqs International Holding Corp (the Cayman Islands), Borqs Technologies (HK) Limited, Borqs Technologies India Private Limited, New Borqs Technologies (Beijing) Company, Ltd., (all referred as the “Targeted Business”). The transactions contemplated by the SPA (the “Sale”) were consummated on April 9, 2025. Included in the Sale are all of the Group’s embedded software design and customized hardware manufacturing of products for the Internet of Things (IoT) activities, customer contracts, technology licenses, intellectual property, employment agreements with key personnel and assets required for the Group’s operations. Sasken agreed to pay the Group an aggregate purchase price of $40 million, subject to adjustments for working capital and certain earnout payments linked to performance in 2025.

The gain on the deconsolidation of Targeted Business was calculated as below for the year ended December 31, 2025:

Amount
$’000
The fair value of the consideration received	$26,451
Less: Net assets of Targeted Business on disposal	5,168
Net gain on disposal	$21,283

(e)	Disposal of BOZZ during the year ended December 31, 2025

In November 2024, the Group ceased operation in BOZZ, a 55% majority owned subsidiary. Since the date of loss of control BOZZ was deconsolidated from the Group’s financial statements. A loss of $71 was recognized during the year ended December 31, 2025: